Consolidated Statement of Cash Flows - CHF (SFr) SFr in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Statement of cash flows [abstract]
Net result attributable to shareholders	SFr (63,785)	SFr (62,764)	SFr (36,288)
Adjustments for:
Depreciation and amortization	2,565	2,887	2,469
Share-based compensation costs	4,085	2,932	2,438
Change in employee benefits	1,073	1,268	473
Income tax	2	(11)	17
Financial income	(191)	(367)	(1,599)
Financial expenses	556	4,816	1,210
Changes in working capital:
Change in prepaid expenses and accrued income	(4,445)	1,040	453
Change in trade and other receivables	(23,374)	(552)	49,570
Change in trade and other payables	1,656	3,395	(270)
Change in contract liability	(10,651)	17,560	(20,383)
Change in accrued expenses	2,290	1,037	217
Exchange gain/(loss) on working capital positions	(144)	6	604
Interest paid	(583)	(219)	(91)
Income taxes paid	0	(2)	0
Other financial expense	(8)	(9)	(9)
Net cash used in operating activities	(90,953)	(28,983)	(1,189)
Proceeds from investments in short-term time deposits	67,876	52,765	56,630
Investments in short-term time deposits	(88,876)	(73,397)	(75,998)
Acquisition of property, plant and equipment	(933)	(1,451)	(1,031)
Acquisition of intangible assets	(374)	(232)	(833)
Interest received	70	569	1,396
Net cash used in investing activities	(22,237)	(21,746)	(19,836)
Proceeds from issuance of new shares, net of transaction costs	51,493	113,613	0
Proceeds from exercise of stock options, net of transaction costs	267	840	1,010
Payment of lease liabilities	(1,179)	(1,251)	(1,237)
Net cash from (used in) financing activities	50,581	113,202	(227)
Exchange gain/(loss) on cash positions	701	(4,464)	(1,994)
Net (decrease) increase in cash and cash equivalents	(61,907)	58,009	(23,246)
Cash and cash equivalents at January 1	133,721	75,712	98,958
Cash and cash equivalents at December 31	SFr 71,813	SFr 133,721	SFr 75,712